NOTES PAYABLE (Schedule of key inputs in valuation) (Details)	12 Months Ended
Dec. 31, 2016
Minimum [Member] | Warrant [Member]
Expected life (years)	4 years 3 months 15 days
Risk-free interest rate	1.01%
Expected volatility	214.00%
Minimum [Member] | Conversion Feature [Member]
Expected life (years)	1 year 1 month 2 days
Risk-free interest rate	0.78%
Expected volatility	20000.00%
Maximum [Member] | Warrant [Member]
Expected life (years)	5 years
Risk-free interest rate	1.90%
Expected volatility	227.00%
Maximum [Member] | Conversion Feature [Member]
Expected life (years)	1 year 1 month 17 days
Risk-free interest rate	0.79%
Expected volatility	203.00%